Consolidated Statements Of Operations (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 01, 2012	Jan. 02, 2011	Jan. 03, 2010
Stock-based compensation expense	$ 1,037	$ 884	$ 868
Change in valuation of interest rate swap, tax	43	0	0
Postretirement benefit tax	$ 243	$ 98	$ 192